Equity - Capital adjustments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital adjustments [Abstract]
Beginning balance	₩ (664,429)	₩ (687,935)
Acquisition of treasury stock	(300,000)	(79)	₩ (150,467)
Disposal and retirement of treasury stocks	300,000	23,589
The acquisition commitment amount for subsidiaries' remaining shares	86,711	0
Repayments of hybrid bonds	(317)	0
Other transactions with owners	(4,824)	(4)
Ending balance	₩ (582,859)	₩ (664,429)	₩ (687,935)